PROPERTY, PLANT, AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT, AND EQUIPMENT, NET
Depreciation expense	¥ 22,882	¥ 24,077	¥ 29,248
Impairment charge	¥ 0	¥ 0	¥ 0